Distribution Date:	09/16/22	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-H1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Trust Advisor		Trustadvisor@trimontrea.com
Delinquency Loan Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	25,576,755.44	27,247.74	65,838.83	0.00	0.00	93,086.57	25,549,507.70	33.00%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	47,491,276.74	884,234.35	130,759.32	0.00	0.00	1,014,993.67	46,607,042.39	33.00%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	41,900,000.00	0.00	110,092.25	0.00	0.00	110,092.25	41,900,000.00	33.00%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	245,000,000.00	0.00	665,379.17	0.00	0.00	665,379.17	245,000,000.00	33.00%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	33.00%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	25.97%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	20.46%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	15.22%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	11.37%	10.38%
E-RR	61691JAF1	4.855572%	23,182,000.00	23,182,000.00	0.00	93,801.56	0.00	0.00	93,801.56	23,182,000.00	9.02%	8.25%
F-RR	61691JAH7	4.855572%	24,522,000.00	24,522,000.00	0.00	99,223.61	0.00	0.00	99,223.61	24,522,000.00	6.54%	6.00%
G-RR	61691JAK0	4.855572%	20,435,000.00	20,435,000.00	0.00	82,686.34	0.00	0.00	82,686.34	20,435,000.00	4.47%	4.13%
H-RR	61691JBC7	4.855572%	17,710,000.00	17,710,000.00	0.00	71,660.15	0.00	0.00	71,660.15	17,710,000.00	2.68%	2.50%
J-RR	61691JBE3	4.855572%	27,247,186.00	26,520,927.14	0.00	42,229.36	0.00	0.00	42,229.36	26,520,927.14	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	989,507,959.32	911,482.09	2,922,968.66	0.00	0.00	3,834,450.75	988,596,477.23

X-A	61691JAW4	1.482677%	762,906,000.00	663,274,032.18	0.00	819,517.55	0.00	0.00	819,517.55	662,362,550.09
X-B	61691JAX2	0.839285%	175,741,000.00	175,741,000.00	0.00	122,913.93	0.00	0.00	122,913.93	175,741,000.00
X-D	61691JAA2	2.309572%	38,123,000.00	38,123,000.00	0.00	73,373.17	0.00	0.00	73,373.17	38,123,000.00
Notional SubTotal			976,770,000.00	877,138,032.18	0.00	1,015,804.65	0.00	0.00	1,015,804.65	876,226,550.09

Deal Distribution Total					911,482.09	3,938,773.31	0.00	0.00	4,850,255.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	290.64494818	0.30963341	0.74816852	0.00000000	0.00000000	0.00000000	0.00000000	1.05780193	290.33531477
A-SB	61691JAS3	946.04136932	17.61423008	2.60476733	0.00000000	0.00000000	0.00000000	0.00000000	20.21899741	928.42713924
A-3	61691JAT1	1,000.00000000	0.00000000	2.62750000	0.00000000	0.00000000	0.00000000	0.00000000	2.62750000	1,000.00000000
A-4	61691JAU8	1,000.00000000	0.00000000	2.71583335	0.00000000	0.00000000	0.00000000	0.00000000	2.71583335	1,000.00000000
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	4.04631007	0.00000000	0.00000000	0.00000000	0.00000000	4.04631007	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	4.04630984	0.00000000	0.00000000	0.00000000	0.00000000	4.04630984	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	4.04630976	0.00000000	0.00000000	0.00000000	0.00000000	4.04630976	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	4.04630999	0.00000000	0.00000000	0.00000000	0.00000000	4.04630999	1,000.00000000
J-RR	61691JBE3	973.34554622	0.00000000	1.54986133	2.38859639	23.39176787	0.00000000	0.00000000	1.54986133	973.34554622
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	869.40466084	0.00000000	1.07420514	0.00000000	0.00000000	0.00000000	0.00000000	1.07420514	868.20991064
X-B	61691JAX2	1,000.00000000	0.00000000	0.69940384	0.00000000	0.00000000	0.00000000	0.00000000	0.69940384	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.92464313	0.00000000	0.00000000	0.00000000	0.00000000	1.92464313	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/22 - 08/30/22	30	0.00	65,838.83	0.00	65,838.83	0.00	0.00	0.00	65,838.83	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	130,759.32	0.00	130,759.32	0.00	0.00	0.00	130,759.32	0.00
A-3	08/01/22 - 08/30/22	30	0.00	110,092.25	0.00	110,092.25	0.00	0.00	0.00	110,092.25	0.00
A-4	08/01/22 - 08/30/22	30	0.00	665,379.17	0.00	665,379.17	0.00	0.00	0.00	665,379.17	0.00
A-5	08/01/22 - 08/30/22	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	08/01/22 - 08/30/22	30	0.00	819,517.55	0.00	819,517.55	0.00	0.00	0.00	819,517.55	0.00
X-B	08/01/22 - 08/30/22	30	0.00	122,913.93	0.00	122,913.93	0.00	0.00	0.00	122,913.93	0.00
X-D	08/01/22 - 08/30/22	30	0.00	73,373.17	0.00	73,373.17	0.00	0.00	0.00	73,373.17	0.00
A-S	08/01/22 - 08/30/22	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	08/01/22 - 08/30/22	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	08/01/22 - 08/30/22	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	08/01/22 - 08/30/22	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	08/01/22 - 08/30/22	30	0.00	93,801.56	0.00	93,801.56	0.00	0.00	0.00	93,801.56	0.00
F-RR	08/01/22 - 08/30/22	30	0.00	99,223.61	0.00	99,223.61	0.00	0.00	0.00	99,223.61	0.00
G-RR	08/01/22 - 08/30/22	30	0.00	82,686.34	0.00	82,686.34	0.00	0.00	0.00	82,686.34	0.00
H-RR	08/01/22 - 08/30/22	30	0.00	71,660.15	0.00	71,660.15	0.00	0.00	0.00	71,660.15	0.00
J-RR	08/01/22 - 08/30/22	30	569,971.04	107,311.89	0.00	107,311.89	65,082.53	0.00	0.00	42,229.36	637,359.85
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			569,971.04	4,003,855.84	0.00	4,003,855.84	65,082.53	0.00	0.00	3,938,773.31	637,359.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,850,255.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,018,390.53	Master Servicing Fee	7,702.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,282.87
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	426.04
ARD Interest	0.00	Operating Advisor Fee	721.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.42
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	231.48
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,018,390.53	Total Fees	14,534.69

Principal		Expenses/Reimbursements
Scheduled Principal	911,482.09	Reimbursement for Interest on Advances	9,415.66
Unscheduled Principal Collections		ASER Amount	36,620.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,219.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,826.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	911,482.09	Total Expenses/Reimbursements	65,082.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,938,773.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	911,482.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,850,255.40
Total Funds Collected	4,929,872.62	Total Funds Distributed	4,929,872.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	989,507,959.32	989,507,959.32	Beginning Certificate Balance	989,507,959.32
(-) Scheduled Principal Collections	911,482.09	911,482.09	(-) Principal Distributions	911,482.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	988,596,477.23	988,596,477.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	990,368,199.33	990,368,199.33	Ending Certificate Balance	988,596,477.23
Ending Actual Collateral Balance	989,488,250.79	989,488,250.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP
5,000,000 or less	3	11,327,193.06	1.15%	48	5.0183	1.958236	1.30 or less	11	167,305,565.09	16.92%	45	5.1573	0.965878
5,000,001 to 10,000,000	18	126,967,938.72	12.84%	55	4.8791	1.676690	1.31 to 1.40	3	33,042,699.63	3.34%	52	4.7556	1.364241
10,000,001 to 15,000,000	6	76,833,253.55	7.77%	50	4.8142	1.760527	1.41 to 1.50	4	42,461,600.91	4.30%	56	4.7787	1.478029
15,000,001 to 20,000,000	9	162,082,289.17	16.40%	53	5.0876	1.459262	1.51 to 1.60	4	48,206,148.13	4.88%	56	4.8866	1.543968
20,000,001 to 35,000,000	8	222,664,615.72	22.52%	50	4.7998	1.770067	1.61 to 1.80	9	191,569,558.02	19.38%	46	4.7025	1.711654
35,000,001 to 50,000,000	4	178,475,171.23	18.05%	47	4.6231	2.014492	1.81 to 2.00	9	200,141,754.85	20.25%	56	4.6662	1.916523
50,000,001 or greater	3	174,797,770.43	17.68%	56	4.1395	1.904577	2.01 to 2.25	4	162,790,388.66	16.47%	56	4.3550	2.139221
Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872	2.26 to 2.50	1	13,500,000.00	1.37%	55	4.0000	2.330000
							2.51 or greater	6	94,130,516.59	9.52%	55	4.5908	2.745110
							Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP	Wisconsin	1	880,242.29	0.09%	55	3.7950	1.690000
Alaska	1	8,855,609.12	0.90%	54	5.7300	1.890000	Totals	85	988,596,477.23	100.00%	52	4.7158	1.778872
Arizona	1	21,813,871.39	2.21%	54	4.7300	1.370000
									Property Type³
California	6	89,907,329.64	9.09%	54	4.7153	1.979953
Colorado	4	63,430,589.39	6.42%	31	5.0343	1.202899		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	10	37,346,510.76	3.78%	55	4.4450	2.466990		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	16,759,397.63	1.70%	56	5.0756	1.861010	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP
Georgia	2	8,537,379.05	0.86%	54	5.3139	1.846993	Industrial	4	49,708,706.73	5.03%	55	4.8972	2.032573
Indiana	1	13,500,000.00	1.37%	55	4.0000	2.330000	Lodging	9	120,291,193.92	12.17%	43	5.4061	1.237899
Louisiana	1	31,033,463.86	3.14%	56	4.7500	1.880000	Mixed Use	10	29,671,837.65	3.00%	55	4.8279	1.251520
Maryland	2	8,146,517.40	0.82%	56	5.0000	1.698456	Multi-Family	5	88,310,804.57	8.93%	55	4.5046	2.572567
Massachusetts	1	5,063,188.05	0.51%	54	4.9180	1.580000	Office	21	387,006,316.82	39.15%	50	4.6862	1.839998
Michigan	6	46,191,050.23	4.67%	55	4.8591	1.399694	Other	13	55,747,409.68	5.64%	55	3.8126	1.683833
Minnesota	1	351,806.17	0.04%	55	3.7950	1.690000	Retail	17	217,121,573.52	21.96%	55	4.6169	1.664821
Nevada	1	5,362,383.24	0.54%	56	4.8700	1.950000	Self Storage	1	5,290,388.66	0.54%	56	4.7100	2.220000
New Jersey	2	61,482,777.98	6.22%	55	4.6548	1.877425	Totals	85	988,596,477.23	100.00%	52	4.7158	1.778872
New York	11	220,768,927.47	22.33%	56	4.6551	1.774808
North Carolina	2	14,100,376.14	1.43%	54	4.7597	1.319317
Ohio	1	16,174,110.01	1.64%	54	5.1860	1.760000
Pennsylvania	5	83,211,414.70	8.42%	52	4.8420	1.539146
Tennessee	1	9,862,058.65	1.00%	57	4.3500	2.620000
Texas	7	85,887,518.76	8.69%	57	4.2811	2.008307
Utah	2	20,619,861.18	2.09%	55	4.0915	2.232600
Virginia	1	32,233,363.48	3.26%	56	4.8600	1.530000
Washington	8	51,628,484.96	5.22%	27	4.8997	1.714368

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP
	4.0000% or less	2	68,500,000.00	6.93%	55	3.8354	1.816131	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	261,572,834.08	26.46%	56	4.2981	2.135389	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	22	360,320,357.34	36.45%	54	4.7571	1.781894	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	18	262,755,040.46	26.58%	43	5.2795	1.402146	37 months to 48 months	2	36,819,575.96	3.72%	20	5.2700	0.770000
	Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872	49 months or greater	49	916,328,655.92	92.69%	53	4.6864	1.817129
								Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP
	59 months or less	51	953,148,231.88	96.41%	52	4.7089	1.776679	Interest Only	13	378,089,855.00	38.25%	52	4.4100	1.940181
60 months to 98 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	38	575,058,376.88	58.17%	52	4.9054	1.669180
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872
	Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	35,448,245.35	3.59%	53	4.9012	NAP				None
Underwriter's Information		5	114,807,464.11	11.61%	43	4.7179	1.800856
	12 months or less	46	838,340,767.77	84.80%	53	4.7077	1.773368
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	988,596,477.23	100.00%	52	4.7158	1.778872
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	228,646.53	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	09/01/22
2A1	30312466	OF	New York	NY	Actual/360	4.324%	164,194.40	59,132.37	0.00	05/06/27	05/06/32	--	44,097,448.60	44,038,316.23	09/06/22
2A3	30312468				Actual/360	4.324%	54,731.47	19,710.79	0.00	05/06/27	05/06/32	--	14,699,149.50	14,679,438.71	09/06/22
3	30312470	98	Various	Various	Actual/360	3.795%	179,735.42	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	09/06/22
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	214,956.78	65,356.51	0.00	N/A	06/01/27	--	54,863,126.94	54,797,770.43	09/01/22
5	30312476	OF	New York	NY	Actual/360	4.666%	200,897.22	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	09/06/22
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	159,479.72	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	09/06/22
8	30312479	OF	Seattle	WA	Actual/360	5.155%	186,158.86	0.00	0.00	N/A	05/06/24	--	41,936,855.00	41,936,855.00	09/06/22
9A1	30312480	LO	Denver	CO	Actual/360	5.270%	112,950.81	36,478.83	0.00	N/A	05/06/24	--	24,889,692.36	24,853,213.53	09/06/22
9A2	30312481				Actual/360	5.270%	54,383.72	17,563.88	0.00	N/A	05/06/24	--	11,983,926.31	11,966,362.43	09/06/22
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	135,110.54	51,114.55	0.00	N/A	05/06/27	--	32,284,478.03	32,233,363.48	09/06/22
11	30312484	OF	New Orleans	LA	Actual/360	4.750%	127,140.90	50,219.19	0.00	N/A	05/06/27	--	31,083,683.05	31,033,463.86	09/06/22
12	30312485	MF	Riverside	CA	Actual/360	4.940%	129,839.24	61,923.63	0.00	N/A	02/06/27	--	30,522,481.50	30,460,557.87	09/06/22
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	126,385.94	46,738.24	0.00	N/A	07/05/26	--	28,891,883.83	28,845,145.59	12/05/21
14	30312488	MF	Newark	DE	Actual/360	4.266%	108,092.74	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	09/06/22
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	89,048.48	48,949.17	0.00	N/A	03/01/27	--	21,862,820.56	21,813,871.39	09/01/22
16	30312491	RT	Elverson	PA	Actual/360	4.500%	93,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	09/06/22
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	87,118.67	34,151.16	0.00	N/A	04/06/27	--	19,016,929.14	18,982,777.98	09/06/22
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	91,458.58	27,081.38	0.00	N/A	05/06/27	--	19,230,483.45	19,203,402.07	09/06/22
19	30312495	RT	New York	NY	Actual/360	4.972%	84,558.53	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	09/06/22
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	79,893.85	27,248.08	0.00	N/A	03/06/27	--	17,980,612.41	17,953,364.33	09/06/22
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	73,855.93	23,726.99	0.00	N/A	04/06/27	--	19,273,747.48	19,250,020.49	09/06/22
22	30312498	MU	New York	NY	Actual/360	4.750%	39,471.18	0.00	0.00	N/A	05/06/27	--	9,650,000.00	9,650,000.00	09/06/22
23	30312499	MU	New York	NY	Actual/360	4.750%	35,380.90	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	07/06/21
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	71,505.56	21,093.42	0.00	N/A	05/06/27	--	17,934,927.00	17,913,833.58	09/06/22
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	73,372.95	20,927.25	0.00	N/A	01/05/26	--	17,318,556.79	17,297,629.54	09/05/22
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	72,338.17	24,427.31	0.00	N/A	03/06/27	--	16,198,537.32	16,174,110.01	09/06/22
27	30312503	LO	Various	Various	Actual/360	5.730%	76,924.20	32,958.01	0.00	N/A	03/06/27	--	15,590,109.18	15,557,151.17	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30312504	LO	Seaside	OR	Actual/360	5.060%	60,357.20	31,973.11	0.00	N/A	04/06/27	--	13,852,218.92	13,820,245.81	09/06/22
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	66,831.29	22,344.54	0.00	N/A	01/05/27	--	13,497,483.49	13,475,138.95	09/05/22
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	46,500.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	09/06/22
31	30312507	RT	Fontana	CA	Actual/360	4.490%	49,559.37	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	09/01/22
32	30312508	OF	Davie	FL	Actual/360	5.226%	46,845.38	15,385.77	0.00	N/A	05/06/27	--	10,409,699.23	10,394,313.46	09/06/22
33	30312509	OF	West Hills	CA	Actual/360	4.695%	44,472.08	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	09/06/22
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	36,987.69	12,295.68	0.00	N/A	06/06/27	--	9,874,354.33	9,862,058.65	09/06/22
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	35,834.31	11,724.78	0.00	N/A	05/06/27	--	8,854,049.40	8,842,324.62	09/06/22
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	38,455.70	11,399.36	0.00	N/A	06/01/27	--	8,149,311.75	8,137,912.39	09/01/22
37	30312513	IN	Novi	MI	Actual/360	5.130%	37,163.20	10,233.94	0.00	N/A	04/06/27	--	8,412,721.80	8,402,487.86	09/06/22
38	30312514	Various Wilmington		DE	Actual/360	5.110%	34,911.32	12,378.79	0.00	N/A	12/05/26	--	7,933,889.55	7,921,510.76	09/05/22
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	28,892.40	9,744.41	0.00	N/A	04/06/27	--	7,228,019.69	7,218,275.28	09/06/22
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	31,012.07	10,208.92	0.00	N/A	05/06/27	--	6,899,237.33	6,889,028.41	09/06/22
41	30312517	RT	Spring	TX	Actual/360	4.790%	28,559.58	9,696.88	0.00	N/A	04/06/27	--	6,924,001.98	6,914,305.10	09/06/22
42	30312518	RT	Various	MI	Actual/360	4.990%	26,817.18	9,645.14	0.00	N/A	05/06/27	--	6,240,988.55	6,231,343.41	09/06/22
46	30312522	MU	Ocoee	FL	Actual/360	4.830%	26,473.45	0.00	0.00	N/A	05/06/27	--	6,365,084.17	6,365,084.17	09/06/22
47	30312523	IN	Dublin	OH	Actual/360	4.625%	24,630.73	8,274.20	0.00	N/A	06/06/27	--	6,184,525.53	6,176,251.33	09/06/22
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	24,302.07	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	09/06/22
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	21,491.91	8,623.95	0.00	N/A	05/06/27	--	5,299,012.61	5,290,388.66	09/06/22
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	22,519.74	7,627.83	0.00	N/A	05/06/27	--	5,370,011.07	5,362,383.24	09/06/22
51	30312527	MF	Worcester	MA	Actual/360	4.918%	21,476.37	8,039.71	0.00	N/A	03/06/27	--	5,071,227.76	5,063,188.05	09/06/22
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	22,034.33	7,022.07	0.00	N/A	11/05/26	--	5,265,073.59	5,258,051.52	09/05/22
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	22,240.21	7,645.69	0.00	N/A	05/06/27	--	5,057,242.29	5,049,596.60	09/06/22
54	30312530	LO	York	PA	Actual/360	4.830%	17,993.68	11,748.51	0.00	N/A	09/05/25	--	4,326,271.65	4,314,523.14	02/05/22
55	30312531	RT	Plano	TX	Actual/360	5.100%	19,118.23	6,671.88	0.00	N/A	03/01/27	--	4,353,296.67	4,346,624.79	09/01/22
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	11,932.76	3,973.55	0.00	N/A	05/06/27	--	2,670,018.68	2,666,045.13	09/06/22
57	30312533	SS	Ocala	FL	Actual/360	5.596%	12,093.46	2,972.36	0.00	N/A	04/06/24	--	2,509,652.78	2,506,680.42	09/06/22
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	8,253.53	3,050.26	0.00	N/A	05/06/27	--	1,948,118.05	1,945,067.79	09/06/22
Totals							4,018,390.53	911,482.09	0.00				989,507,959.32	988,596,477.23
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,789,684.93	4,032,101.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	18,774,342.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,698,942.28	14,727,290.90	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,018,344.93	1,248,722.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,807,353.45	3,867,729.02	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,133,802.56	4,175,235.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,116,133.66	18,265,680.88	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	518,890.48	2,699,635.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	518,890.48	2,699,635.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,391,881.69	3,458,785.74	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,157,241.67	4,664,031.76	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,188,489.84	6,105,239.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,725,373.00	0.00	--	--	06/13/22	8,379,779.91	145,301.88	136,181.20	1,411,708.89	0.00	0.00
14	2,900,247.66	3,684,144.23	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,591,797.82	961,476.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,118,354.05	1,937,960.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,536,205.15	2,001,386.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,360,951.43	5,502,853.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	502,199.69	170,700.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,710,074.21	341,012.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,387,481.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	448,784.52	584,013.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	84,433.07	352,905.26	01/01/22	06/30/22	--	0.00	0.00	383,079.66	383,079.66	0.00	0.00
24	1,760,021.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	2,077,710.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,223,966.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	12,231,966.62	18,453,498.58	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	27,864.72	960,178.88	01/01/22	06/30/22	--	0.00	0.00	159,704.61	159,704.61	0.00	0.00
30	1,424,583.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,682,787.83	1,733,895.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,305,241.86	1,470,353.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,160,178.66	1,201,802.51	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	876,738.08	863,990.89	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	983,667.51	904,530.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,002,872.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,107,889.30	1,531,017.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	936,987.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	553,225.41	666,971.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	849,282.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	620,723.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	450,374.26	445,406.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	732,922.81	816,584.66	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	834,187.73	789,429.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	576,913.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	538,692.47	109,272.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	560,358.64	672,647.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	220,793.69	556,405.64	01/01/22	06/30/22	--	0.00	0.00	756,263.87	756,263.87	0.00	0.00
55	767,003.78	832,589.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	357,568.80	353,838.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	145,492,371.13	134,695,007.58				8,379,779.91	145,301.88	1,435,229.34	2,710,757.03	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	1	28,845,145.59	1	13,475,138.95	0	0.00	0	0.00	0	0.00	0	0.00	4.715794%	4.698737%	52
08/17/22	0	0.00	0	0.00	1	28,891,883.83	1	13,497,483.49	0	0.00	0	0.00	0	0.00	0	0.00	4.715998%	4.698940%	53
07/15/22	0	0.00	0	0.00	1	28,938,418.51	1	13,519,717.94	0	0.00	0	0.00	0	0.00	0	0.00	4.716202%	4.699143%	54
06/17/22	0	0.00	0	0.00	2	28,988,823.34	1	13,543,995.46	1	0.00	0	0.00	0	0.00	1	6,285,545.75	4.716422%	4.699362%	55
05/17/22	0	0.00	0	0.00	2	35,350,672.83	1	13,566,000.74	1	6,315,737.02	0	0.00	0	0.00	0	0.00	4.722690%	4.705680%	55
04/18/22	0	0.00	0	0.00	2	35,410,203.04	1	13,590,057.54	1	6,325,269.27	0	0.00	0	0.00	0	0.00	4.722927%	4.705917%	56
03/17/22	0	0.00	1	29,130,627.64	1	6,333,778.93	1	13,611,835.88	1	6,333,778.93	0	0.00	0	0.00	0	0.00	4.723149%	4.706138%	57
02/17/22	1	29,188,425.11	0	0.00	1	6,345,187.92	1	13,640,010.55	1	6,345,187.92	0	0.00	0	0.00	0	0.00	4.723432%	4.706421%	58
01/18/22	0	0.00	0	0.00	1	6,353,602.21	1	13,661,542.77	1	6,353,602.21	0	0.00	0	0.00	0	0.00	4.723650%	4.706639%	59
12/17/21	0	0.00	0	0.00	1	6,361,976.22	1	13,682,968.90	1	6,361,976.22	1	7,004,716.47	0	0.00	0	0.00	4.723868%	4.706856%	60
11/18/21	0	0.00	0	0.00	1	6,371,294.19	2	20,077,762.09	0	0.00	0	0.00	0	0.00	0	0.00	4.724104%	4.707190%	61
10/18/21	0	0.00	0	0.00	1	6,379,583.49	2	20,107,256.17	0	0.00	0	0.00	0	0.00	0	0.00	4.724319%	4.707307%	62
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30312486	12/05/21	8	6	136,181.20	1,411,708.89	42,720.39	29,278,714.30	11/16/21	2
Totals					136,181.20	1,411,708.89	42,720.39	29,278,714.30

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		81,263,111	81,263,111	0		0
25 - 36 Months		4,314,523	4,314,523	0		0
37 - 48 Months		46,142,775	17,297,630	28,845,146		0
49 - 60 Months		743,158,313	729,683,174	0		13,475,139
> 60 Months		113,717,755	113,717,755	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	988,596,477	946,276,193	0	0	28,845,146	0
Aug-22	989,507,959	947,118,592	0	0	28,891,884	0
Jul-22	990,415,582	947,957,446	0	0	28,938,419	0
Jun-22	991,400,299	948,867,480	0	0	28,988,823	0
May-22	1,004,792,195	955,875,521	0	0	29,034,936	6,315,737
Apr-22	1,005,681,713	956,681,452	0	0	29,084,934	6,325,269
Mar-22	1,006,471,606	957,395,364	0	29,130,628	0	6,333,779
Feb-22	1,007,469,371	958,295,747	29,188,425	0	0	6,345,188
Jan-22	1,008,251,589	988,236,444	0	0	0	6,353,602
Dec-21	1,009,030,451	988,985,506	0	0	0	6,361,976
Nov-21	1,009,876,724	1,003,505,430	0	0	0	6,371,294
Oct-21	1,010,648,610	1,004,269,027	0	0	0	6,379,583
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30312486	28,845,145.59	29,278,714.30	22,150,000.00	01/27/22	2,725,373.00	1.18000	12/31/21	07/05/26	295
25	30312501	17,297,629.54	17,297,629.54	27,100,000.00	04/18/17	1,928,510.12	1.70000	06/30/22	01/05/26	296
51	30312527	5,063,188.05	5,063,188.05	8,200,000.00	02/10/17	558,913.56	1.58000	12/31/21	03/06/27	293
Totals		51,205,963.18	51,639,531.89	57,450,000.00		5,212,796.68

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30312486	OF	PA	11/16/21	2

9/12/2022 - The borrower has indicated it is no longer interested in remaining in title and is seeking to facilitate an orderly transition of title to the lender. The SS anticipates initiating foreclosure in the near term, during which time it will negotiate a potential DIL transaction with the borrower.

25	30312501	OF	CO	08/24/22	98
9/12/2022 - Asset transferred to special servicing effective August 22, 2022 due to Cash Management Default.

51	30312527	MF	MA	10/20/21	9

9/12/2022 - Borrower has agreed to reinstate the loan with a projected return by October 2022. Reinstatement ASR was approved 8/12/2022. Loan has been kept current through August 2022. Loan transferred to SS 10/20/2021 due to the city commencing an action for an appointment of a receiver due to apparent sanitary code violations. Required repairs were completed per the City and no further action is recommended.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/17/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	30312520 06/17/22	6,315,737.02	8,900,000.00	7,998,726.92	1,713,181.17	7,998,726.92	6,285,545.75	30,191.27	0.00	0.00	30,191.27	0.44%
45	30312521 06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	0.00	696,067.62	10.79%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,393,641.06	15,300,000.00	14,600,134.75	2,932,752.58	14,600,134.75	11,667,382.17	726,258.89	0.00	0.00	726,258.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	30312520	06/17/22	0.00	0.00	30,191.27	0.00	0.00	30,191.27	0.00	0.00	30,191.27
45	30312521	06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00	696,067.62
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	726,258.89	0.00	0.00	726,258.89	0.00	0.00	726,258.89

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9A1	0.00	0.00	(4,098.24)	0.00	1,494.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	0.00	4,098.24	0.00	719.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,219.78	0.00	0.00	36,620.80	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	689.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	606.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	197.36	0.00	0.00	0.00	9,605.27	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	176.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	445.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	132.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(189.61)	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	178.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,219.78	0.00	5,826.29	36,620.80	0.00	0.00	9,415.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,082.53

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27